Additional Information (Schedule of Additional Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional Information [Abstract]
Research and development expense	$ 415	$ 413	$ 391
Advertising expense	483	464	402
Interest expense	1,007	934	974
Interest income	(148)	(134)	(98)
Interest expense, net	859	800	876
Rent expense	$ 318	$ 308	$ 278